Non-Trade Accounts Receivable and Payable (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Non-trade Accounts Receivable and Payable [Abstract]
Acquisition target	$ 9.0	$ 9.0
Advance agreement			$ 9.0
Interest expenses	0.7	1.3
Debt Instrument, Repaid, Principal	$ 0.9	$ 1.3